Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 - SHAREHOLDERS’ EQUITY

(a) Reverse share split

The Company effected reverse share splits of its ordinary shares at ratios of 1-for-200 on January 26, 2026 (“2026 Reverse Share Split”). Share numbers and per-share data presented in this unaudited consolidated financial statements and related notes have been retroactively adjusted to reflect the cumulative effect of these reverse share splits.

As a result of the Reverse Stock Split, the par value of the Class A Ordinary shares and Class B Ordinary shares was increased to $0.002 per share with the number of authorized shares reduced to 24,989,545 Class A Ordinary shares and 10,455 Class B Ordinary shares, respectively, and the number of outstanding ordinary shares as of December 31, 2025 was reduced to 101,275 Class A Ordinary shares and 10,455 Class B Ordinary shares. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the Reverse Stock Split.

(b) Ordinary shares

On December 4, 2025, the Company entered into a Sales Agreement with AC Sunshine Securities LLC pursuant to which the Company may offer and sell from time to time Class A Ordinary Shares having an aggregate offering of up to $100,000,000 through an “at-the-market” offering (“ATM offering”) program under the Company’s shelf registration statement on Form F-3. Under the Sales Agreement, shares may be sold from time to time through AC Sunshine Securities LLC acting as the Company’s sales agent at prevailing market prices on the Nasdaq Capital Market or otherwise in accordance with applicable law. As of June 30, 2026, the Company had sold an aggregate of 1,129,576 Class A Ordinary Shares under the ATM program for gross proceeds of approximately $20.6 million, resulting in net proceeds of approximately $18.0 million after deducting commissions and offering expenses.

On April 13, 2026, the Company entered into securities purchase agreements with certain investors, including Mr. Yingkai Xu, the Company’s Chief Executive Officer, relating to the issuance and sale of an aggregate of 3,800,000 Class A ordinary shares (the “Purchased Shares”), par value $0.002 per share of the Company, at $0.25 per share, for a total purchase price of $950,000, payable in cash. Of the Purchased Shares, 1,520,000 Class A Ordinary Shares were purchased by Mr. Yingkai Xu, and 2,280,000 Class A Ordinary Shares were purchased by the remaining investors.

The purchase price was below the market price on the issuance date. Such discount which represents the difference between the share price on the issuance date and the issuance price, represents a share-based compensation to Mr. Yingkai Xu for past services incurred in accordance with ASC 718, Compensation-Stock Compensation. Since the equity incentive plan agreement does not impose any vesting conditions or restrictions related to employee termination, the total compensation cost associated with the equity awards amount to $1,459,200 had been fully recognized in the unaudited consolidated statements of operations and comprehensive loss for the six months ended June 30, 2026.

On May 29, 2026, the Annual General Meeting of Shareholders (the “AGM”) approved: (i) the reduction of the par value per share from $0.002 to $0.00005 (the “Par Value Reduction”), which took effect immediately upon approval; and (ii) the increase of the Company’s authorized share capital by way of ordinary resolution, which shall take effect immediately upon the effectiveness of the Par Value Reduction: raising the authorized share capital from $1,250 (comprising 24,989,545 Class A Ordinary Shares and 10,455 Class B Ordinary Shares, each with a par value of US$0.00005) to $50,000 (comprising 998,000,000 Class A Ordinary Shares and 2,000,000 Class B Ordinary Shares, each with a par value of $0.00005).

On June 9, 2026, the Company entered into a securities purchase agreement with certain individual investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “2026 Direct Registered Offering”): (i) 501,834 Class A ordinary shares of the Company, par value $0.00005 per share, at a purchase price of $2.00 per Share; and (ii) pre-funded warrants to purchase up to 629,170 Class A ordinary shares, at a purchase price of $1.99995 per pre-funded warrant (equal to the $2.00 purchase price per Share, less the $0.00005 per share exercise price of the pre-funded warrants), which were fully exercised at the closing on June 10, 2026, resulting in the issuance and sale of an aggregate of 1,131,004 Class A ordinary shares in the 2026 Direct Registered Offering.

On June 17, 2026, the Company entered into a securities purchase agreement with certain individual investors, pursuant to which the Company agreed to issue and sell in a registered direct offering: (i) 457,355 Class A ordinary shares at a purchase price of $2.00 per share; and (ii) pre-funded warrants to purchase up to 1,022,645 Class A ordinary shares at a purchase price of $1.99995 per pre-funded warrant (equal to the $2.00 purchase price per share, less the $0.00005 exercise price per share), which had been fully exercised as of July 22, 2026.

In a concurrent private placement, the Company also agreed to issue and sell to the same investors unregistered warrants to purchase up to an aggregate of 1,480,000 Class A ordinary share, at an exercise price of $2.00 per share. The Private Warrants are exercisable from the closing of the private placement and will expire eighteen (18) months from the date of issuance.

On June 17, 2026, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with FT Global Capital, Inc. (“FT Global” or the “Placement Agent”), pursuant to which the Company engaged FT Global as the exclusive placement agent in connection with the Offerings. The Placement Agent agreed to use its reasonable best efforts to arrange for the sale of the Shares, the pre-funded warrants and the private warrants under the Placement Agency Agreement, the Company agreed to pay the Placement Agent a cash placement agent fee equal to 7.0% of the aggregate gross proceeds raised in the Offerings, and to reimburse the Placement Agent for certain of its Offerings related expenses in an amount not to exceed $110,000.

As additional compensation, the Company also agreed to issue to the Placement Agent or its designees, at the closing of the Offerings, warrants (the “Placement Agent Warrants”) to purchase up to 111,000 Class A Ordinary Shares, representing 7.5% of the aggregate number of Class A Ordinary Shares (including the Class A Ordinary Shares underlying the pre-funded warrants) sold in the Offering, at an exercise price of $2.40 per Class A Ordinary Share (equal to 120% of the public offering price per Share). The Placement Agent Warrants are exercisable, in whole or in part, at any time from the date of the Offering and will expire on the eighteen (18) month anniversary of the date of issuance.

The summary of warrant activities for the six months ended June 30, 2026 and 2025 were as follows:

	Ordinary Shares Number Outstanding*	Weighted Average Exercise Price*	Remaining Life in Years
Warrants Outstanding as of December 31, 2025	20	$960	3.30
Warrants Exercisable as of December 31, 2025	20	960	3.30
Warrants Granted	3,242,815	0.99	-
Warrants Exercised	767,170	0.00005	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2026	2,475,665	1.31	1.46
Warrants Exercisable as of June 30, 2026 (unaudited)	2,475,665	$1.31	1.46

	Ordinary Shares Number Outstanding*	Weighted Average Exercise Price*	Remaining Life in Years
Warrants Outstanding as of December 31, 2024	171	$960	4.30
Warrants Exercisable as of December 31, 2024	-	-	-
Warrants Granted	-	-	-
Warrants Exercised	151	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2025*	20	960	3.80
Warrants Exercisable as of June 30, 2025* (unaudited)	20	$960	3.80

*	Giving retroactive effect to the 200 to 1 reverse share split on January 26, 2026.